PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2016
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

4. PROPERTY AND EQUIPMENT

Property and equipment, net consisted of the following:

	2016	2015
Computer software and hardware	$606	$562
Research and lab equipment	1,895	1,874
Leasehold improvements	431	392
Office equipment	796	792
Less accumulated depreciation and amortization	(3,218)	(2,682)
Property and equipment, net	$510	$938

Depreciation and amortization expense for the years ended December 31, 2016,  2015, and 2014 was $536,  $672, and $735, respectively. Maintenance and repairs are charged to expense as incurred and any additions or improvements are capitalized. The Company had no disposals for the years ended December 31, 2016 and 2015.